Segments (Tables)	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Schedule of certain information related to results of operations by segment
The following table summarizes certain financial data related to our segments. Transactions between segments are recorded based on prices negotiated between the segments.

The “Corporate and Other” category in the table below includes certain corporate expenses that are not allocated to the reportable segments. The table below does not include amounts related to the Retail Propane segment, as these amounts have been classified within discontinued operations within our consolidated statements of operations (see Note 17).

	Year Ended March 31,
	2018	2017	2016
	(in thousands)
Revenues:
Crude Oil Logistics:
Crude oil sales	$2,151,203	$1,603,667	$3,170,891
Crude oil transportation and other	122,786	70,027	55,882
Elimination of intersegment sales	(13,914)	(6,810)	(9,694)
Total Crude Oil Logistics revenues	2,260,075	1,666,884	3,217,079
Water Solutions:
Service fees	149,114	110,049	136,710
Recovered hydrocarbons	58,948	31,103	41,090
Other revenues	21,077	18,449	7,201
Total Water Solutions revenues	229,139	159,601	185,001
Liquids:
Propane sales	1,203,486	807,172	618,919
Butane sales	562,066	391,265	317,994
Other product sales	432,570	308,031	302,181
Other revenues	22,548	32,648	35,943
Elimination of intersegment sales	(4,685)	(1,944)	(1,045)
Total Liquids revenues	2,215,985	1,537,172	1,273,992
Refined Products and Renewables:
Refined products sales	11,827,222	8,884,976	6,294,008
Renewables sales	373,669	447,232	390,753
Service fees	300	10,963	108,221
Elimination of intersegment sales	(268)	(469)	(870)
Total Refined Products and Renewables revenues	12,200,923	9,342,702	6,792,112
Corporate and Other	1,174	844	462
Total revenues	$16,907,296	$12,707,203	$11,468,646
Depreciation and Amortization:
Crude Oil Logistics	$80,387	$54,144	$39,363
Water Solutions	98,623	101,758	91,685
Liquids	24,937	19,163	15,642
Refined Products and Renewables	1,294	1,562	40,861
Corporate and Other	3,779	3,612	5,381
Total depreciation and amortization	$209,020	$180,239	$192,932
Operating Income (Loss):
Crude Oil Logistics	$122,904	$(17,475)	$(40,745)
Water Solutions	(24,231)	44,587	(313,673)
Liquids	(93,113)	43,252	76,173
Refined Products and Renewables	56,740	222,546	226,951
Corporate and Other	(79,474)	(86,985)	(97,405)
Total operating (loss) income	$(17,174)	$205,925	$(148,699)

Schedule of additions to property, plant and equipment and intangible assets by segment
The following table summarizes additions to property, plant and equipment and intangible assets by segment for the periods indicated. This information has been prepared on the accrual basis, and includes property, plant and equipment and intangible assets acquired in acquisitions.

	Year Ended March 31,
	2018	2017	2016
	(in thousands)
Crude Oil Logistics	$36,762	$168,053	$447,952
Water Solutions	102,261	109,008	243,308
Liquids	25,023	66,864	50,533
Refined Products and Renewables	—	42,175	25,147
Corporate and Other	1,472	2,825	15,172
Total	$165,518	$388,925	$782,112

Schedule of long-lived assets (consisting of property, plant and equipment, intangible assets and goodwill) and total assets by segment
The following tables summarize long-lived assets (consisting of property, plant and equipment, intangible assets, and goodwill) and total assets by segment at the dates indicated:

	March 31,
	2018	2017
	(in thousands)
Long-lived assets, net:
Crude Oil Logistics	$1,638,558	$1,724,805
Water Solutions	1,256,143	1,261,944
Liquids (1)	501,302	619,204
Refined Products and Renewables	208,849	215,637
Corporate and Other	31,516	36,394
Total	$3,636,368	$3,857,984

(1)	Includes $0.6 million and $0.7 million of non-US long-lived assets at March 31, 2018 and 2017, respectively.

	March 31,
	2018	2017
	(in thousands)
Total assets:
Crude Oil Logistics	$2,285,813	$2,538,768
Water Solutions	1,323,171	1,301,415
Liquids (1)	717,690	767,597
Refined Products and Renewables	1,204,633	988,073
Corporate and Other	102,211	105,106
Assets Held for Sale	517,604	619,420
Total	$6,151,122	$6,320,379

(1)	Includes $27.5 million and $7.9 million of non-US total assets at March 31, 2018 and 2017, respectively.